Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products and related services	$ 7,457	$ 8,642	$ 15,500
Projects	26,179	17,534	622
Warranty and support	3,597	3,334	2,551
Total revenues	37,233	29,510	18,673
Cost of revenues:
Products and related services	4,680	5,603	3,924
Projects	5,321	2,902	117
Warranty and support	487	477	285
Total cost of revenues	10,488	8,982	4,326
Gross profit	26,745	20,528	14,347
Operating expenses:
Research and development	10,562	8,047	6,071
Less - royalty-bearing participation	1,599	1,693	1,582
Research and development, net	8,963	6,354	4,489
Sales and marketing, net	10,996	8,528	7,834
General and administrative	4,191	4,523	2,393
Total operating expenses	24,150	19,405	14,716
Operating income (loss)	2,595	1,123	(369)
Financial income (expenses), net	389	816	(433)
Income (loss) before income taxes	2,984	1,939	(802)
Taxes on income	(83)	(24)	(121)
Net income (loss)	$ 2,901	$ 1,915	$ (923)
Basic net income (loss) per Ordinary Share	$ 0.24	$ 0.18	$ (0.11)
Diluted net income (loss) per Ordinary Share	$ 0.23	$ 0.18	$ (0.11)
Weighted average number of Ordinary Share used in computing basic net income (loss) per Ordinary Share	12,039,176	10,406,897	8,572,681
Weighted average number of Ordinary Share used in computing diluted net income (loss) per Ordinary Share	12,351,566	10,779,547	8,572,681